Notes Payable (Details) - Schedule of future minimum annual maturities of notes payable - Minimum [Member] - Ambulnz, Inc. [Member]	Jun. 30, 2021 USD ($)
Notes Payable (Details) - Schedule of future minimum annual maturities of notes payable [Line Items]
2021, remaining	$ 219,365
2022	418,269
2023	310,410
2024	124,704
2025	78,560
Thereafter	22,287
Total maturities	1,173,595
Current portion of notes payable	(431,134)
Long-term portion of notes payable	$ 742,461